financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Liquidity risk
Equity securities that may be offered pursuant to a shelf prospectus	$ 3,500	$ 3,500
Total	45,225	43,295
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	3,365	3,578
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	1,241	111
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	37,718	36,694
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	3,280	3,007
Composite long-term debt
Liquidity risk
Total	40,627
Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities		3
First year
Liquidity risk
Total	5,640	8,332
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,821	3,126
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	36	111
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,419	4,408
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	392	685
2 years hence
Liquidity risk
Total	3,199	2,727
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	291	164
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	66
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,165	2,027
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	700	547
2 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities		1
3 years hence
Liquidity risk
Total	3,208	2,879
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	88	93
3 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	66
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,516	2,378
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	555	416
3 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities		1
4 years hence
Liquidity risk
Total	4,108	2,863
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	91	152
4 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	1,073
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,571	2,383
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	434	331
4 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities		1
5 years hence
Liquidity risk
Total	4,559	3,642
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	67	43
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	4,215	3,388
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	286	202
5 years hence to 10 years
Liquidity risk
Total	11,638	10,555
5 years hence to 10 years | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	7
5 years hence to 10 years | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	11,158	10,092
5 years hence to 10 years | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	573	503
Thereafter
Liquidity risk
Total	12,873	12,297
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	12,674	12,018
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	340	323
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(9,299)	(8,409)
Amounts to be exchanged, Pay	8,928	8,305
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	40,627	39,597
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,912)	(1,271)
Amounts to be exchanged, Pay	1,889	1,267
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(227)	(219)
Amounts to be exchanged, Pay	207	207
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(223)	(215)
Amounts to be exchanged, Pay	206	206
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,714)	(1,657)
Amounts to be exchanged, Pay	1,653	1,653
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(586)	(567)
Amounts to be exchanged, Pay	577	576
Currency risk related to long-term debt | 5 years hence to 10 years | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,762)	(1,702)
Amounts to be exchanged, Pay	1,662	1,662
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,875)	(2,778)
Amounts to be exchanged, Pay	2,734	2,734
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(582)	(572)
Amounts to be exchanged, Pay	574	578
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(345)	(572)
Amounts to be exchanged, Pay	340	$ 578
Currency risk related to foreign currency transactions | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(237)
Amounts to be exchanged, Pay	$ 234